Pzena International Small Cap Value Fund
Schedule of Investments
November 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.17%
Austria - 2.41%
ANDRITZ AG	6,715	$363,009
Canada - 5.72%
Celestica, Inc. (a)	23,385	260,944
Linamar Corp.	7,014	344,299
Transcontinental, Inc. - Class A	20,433	257,321
		862,564
France - 5.63%
Rexel S.A.	29,700	539,309
Societe BIC S.A.	4,719	310,842
		850,151
Germany - 8.07%
Deutz AG	100,854	453,170
Duerr AG	11,510	386,150
SAF-Holland S.A.	31,900	311,704
Salzgitter AG	2,327	67,123
		1,218,147
Hong Kong - 5.33%
Pacific Basin Shipping, Ltd.	1,046,000	348,178
VTech Holdings, Ltd.	40,100	254,380
Yue Yuen Industrial (Holdings), Ltd.	161,000	200,968
		803,526
Ireland - 5.18%
Bank of Ireland Group PLC	46,988	381,779
Origin Enterprises PLC	98,406	399,879
		781,658
Israel - 2.24%
Ituran Location and Control, Ltd.	14,467	338,094
Italy - 8.71%
Anima Holding S.p.A.	100,361	379,312
BPER Banca	182,770	375,057
Danieli & C Officine Meccaniche S.p.A.	30,258	467,891
Maire Tecnimont S.p.A.	29,282	92,388
		1,314,648
Japan - 20.41%
DIC Corp.	13,800	250,437
Foster Electric Co., Ltd.	38,734	269,559
Fukuoka Financial Group, Inc.	21,800	424,823
Hokkoku Financial Holdings, Inc.	4,500	145,177
Open House Co., Ltd.	3,400	142,313
Sankyu, Inc.	8,900	318,709
Teijin Ltd.	26,100	251,001
Toho Holdings Co., Ltd.	21,400	330,089
TS Tech Co., Ltd.	25,200	293,261
Tsubakimoto Chain Co.	11,100	252,803
Ube Industries, Ltd.	8,700	125,942
Zeon Corp.	28,600	274,422
		3,078,536
Netherlands - 4.03%
Flow Traders	3,331	76,812
Koninklijke BAM Groep N.V. (a)	93,092	216,024
Technip Energies N.V.	15,377	241,461
Technip Energies N.V. - ADR	4,760	74,399
		608,696
Norway - 2.89%
Subsea 7 S.A.	38,871	436,356
Republic of Korea - 4.55%
DB Insurance Co., Ltd.	7,412	349,005
Hankook Tire & Technology Co., Ltd.	13,062	336,739
		685,744
Spain - 4.61%
Cia de Distribucion Integral Logista Holdings S.A.	15,712	369,509
Unicaja Banco S.A.	316,539	326,098
		695,607
Taiwan - 0.86%
Elite Material Co., Ltd.	21,000	129,443
United Kingdom - 14.53%
Balfour Beatty PLC	86,470	337,459
Inchcape PLC	26,335	263,604
John Wood Group PLC (a)	185,807	292,248
Sabre Insurance Group PLC	333,934	414,550
Senior PLC	312,885	463,087
TechnipFMC PLC (a)	25,553	316,857
Travis Perkins PLC	9,301	103,648
		2,191,453
Total Common Stocks (Cost $15,650,786)		14,357,632

SHORT-TERM INVESTMENT - 4.10%
Money Market Fund - 4.10%
Fidelity Institutional Government Portfolio - Class I, 3.56% (b)	617,895	617,895
Total Short-Term Investment (Cost $617,895)		617,895

Total Investments (Cost $16,268,681) - 99.27%		14,975,527
Other Assets in Excess of Liabilities - 0.73%		110,254
TOTAL NET ASSETS - 100.00%		$15,085,781

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
AG	Aktiengesellschaft
N.V.	Naamloze Vennootschap
PLC	Public Limited Company
S.A.	Société Anonyme
S.p.A	Società per azioni
(a)	Non-income producing security.
(b)	The rate listed is the 7-day annualized yield as of November 30, 2022.

Pzena International Small Cap Value Fund
Portfolio Diversification
November 30, 2022 (Unaudited)
		% of
	Fair Value	Net Assets
COMMON STOCKS
Consumer Discretionary	$2,162,447	14.33%
Consumer Staples	399,879	2.65%
Energy	1,361,321	9.02%
Financials	2,872,613	19.04%
Health Care	330,089	2.19%
Industrials	5,022,176	33.29%
Information Technology	982,861	6.52%
Materials	1,226,246	8.13%
Total Common Stocks	14,357,632	95.17%
Short-Term Investment	617,895	4.10%
Total Investments	14,975,527	99.27%
Other Assets in Excess of Liabilities	110,254	0.73%
Total Net Assets	$15,085,781	100.00%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of
1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena International Small Cap Value Fund
Summary of Fair Value Disclosure at November 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2022:

Pzena International Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$363,009	$-	$-	$363,009
Canada	862,564	-	-	862,564
France	850,151	-	-	850,151
Germany	1,218,147	-	-	1,218,147
Hong Kong	803,526	-	-	803,526
Ireland	781,658	-	-	781,658
Israel	338,094	-	-	338,094
Italy	1,314,648	-	-	1,314,648
Japan	3,078,536	-	-	3,078,536
Netherlands	608,696	-	-	608,696
Norway	436,356	-	-	436,356
Republic of Korea	685,744	-	-	685,744
Spain	695,607	-	-	695,607
Taiwan	129,443	-	-	129,443
United Kingdom	2,191,453	-	-	2,191,453
Total Common Stocks	14,357,632	-	-	14,357,632
Short-Term Investment	617,895	-	-	617,895
Total Investments	$14,975,527	$-	$-	$14,975,527

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by security.